GOODWILL (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about goodwill [Table Text Block]
Cost
Balance at January 1, 2016	$7,130
Additions	-
Impairments	-
Balance at December 31, 2016	$7,130
Additions	-
Impairments	-
Balance at December 31, 2017	$7,130

Disclosure of detailed information about recoverable amounts for cash-generating units with indefinite life intangible assets and goodwill [Table Text Block]
(In thousands of dollars, except years and percentages)
	Carrying	Carrying value of	Recoverable	Period	Terminal	Pre-tax
	value of	indefinite-life	amount	used	growth	discount
	goodwill	intangible assets	method	(years)	rate %	rate %

Loyalty Currency Retailing	$5,681	$4,505	Value in Use	5	2.5%	20.4%

Points Travel	$1,449	-	Value in Use	5	2.5%	30.5%